Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$23,122,581.21	0.1949134	$11,596,343.27	0.0977522	$11,526,237.94
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$109,822,581.21	0.0855096	$98,296,343.27	0.0765351	$11,526,237.94

Weighted Avg. Coupon (WAC)	3.59%		3.61%
Weighted Avg. Remaining Maturity (WARM)	17.01		16.15
Pool Receivables Balance	$132,058,995.56		$120,184,956.94
Remaining Number of Receivables	24,899		24,087

Adjusted Pool Balance	$129,233,026.01		$117,706,788.07

III. COLLECTIONS

Principal:
Principal Collections	$11,720,659.49
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$148,414.41
Total Principal Collections	$11,869,073.90

Interest:
Interest Collections	$402,578.51
Late Fees & Other Charges	$40,568.38
Interest on Repurchase Principal	$-
Total Interest Collections	$443,146.89

Collection Account Interest	$5,966.50
Reserve Account Interest	$1,807.98
Servicer Advances	$-

Total Collections	$12,319,995.27

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$12,319,995.27
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$12,319,995.27

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$110,049.16	$-	$110,049.16	$110,049.16
	Collection Account Interest					$5,966.50
	Late Fees & Other Charges					$40,568.38
Total due to Servicer						$156,584.04

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$29,866.67		$29,866.67

	Total Class A interest:		$29,866.67		$29,866.67	$29,866.67

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$11,947,267.48

9.	Regular Principal Distribution Amount:					$11,526,237.94

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$11,526,237.94
	Class A Notes Total:		$11,526,237.94		$11,526,237.94
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$11,526,237.94		$11,526,237.94

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					421,029.54

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,825,969.55
Beginning Period Amount	$2,825,969.55
Current Period Amortization	$347,800.68
Ending Period Required Amount	$2,478,168.87
Ending Period Amount	$2,478,168.87
Next Distribution Date Required Amount	$2,155,376.84

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	46
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	15.02%	16.49%	16.49%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.20%	23,653	97.08%	$116,672,004.56
30 - 60 Days	1.39%	335	2.26%	$2,715,062.73
61 - 90 Days	0.36%	87	0.59%	$705,027.52
91-120 Days	0.05%	12	0.08%	$92,862.13
121 + Days	0.00%	0	0.00%	$-
Total		24,087		$120,184,956.94

Delinquent Receivables 30+ Days Past Due
Current Period	1.80%	434	2.92%	$3,512,952.38
1st Preceding Collection Period	1.96%	488	3.10%	$4,098,005.13
2nd Preceding Collection Period	1.74%	451	2.72%	$3,932,547.98
3rd Preceding Collection Period	1.57%	425	2.53%	$3,964,832.62
Four-Month Average	1.77%		2.82%

Repossession in Current Period		21		$164,760.36
Repossession Inventory		53		$131,374.86

Current Charge-Offs
Gross Principal of Charge-Offs				$153,379.13
Recoveries				$(148,414.41)
Net Loss				$4,964.72

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.05%

Average Pool Balance for Current Period				$126,121,976.25

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.05%
1st Preceding Collection Period				0.03%
2nd Preceding Collection Period				-0.34%
3rd Preceding Collection Period				0.37%
Four-Month Average				0.03%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		19	2,233	$33,403,109.07
Recoveries		18	2,065	$(20,482,324.49)
Net Loss				$12,920,784.58
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		12	1,867	$13,018,802.01
Average Net Loss for Receivables that have experienced a Net Loss				$6,973.11

Principal Balance of Extensions				$608,026.51
Number of Extensions				70

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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